SCHEDULE OF TOTAL DEPRECIATION AND AMORTIZATION OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 400	$ 503	$ 1,966	$ 2,153
Amortization	110	110	438	438
Total depreciation and amortization expense	$ 510	$ 613	$ 2,404	$ 2,591